                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented February 24, 2006, March 31, 2006 and August 1, 2006

The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           2003            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                                PREMIER PORTFOLIO


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           2003            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                          PREMIER TAX-EXEMPT PORTFOLIO


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and August 1, 2006

The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           2003            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                       Supplement dated September 20, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE      AND/OR                                                                TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                  BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M     None"
Trustee and Executive Vice                   Management Group Inc., AIM Mutual Fund Dealer Inc.,
President                                    AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered Trademark--
                                             (other than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust); and
                                             Trustee and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; Executive Vice
                                             President and Chief Operations Officer, AIM Funds
                                             Management Inc.; President, AIM Trimark Global Fund
                                             Inc. and AIM Trimark Canada Fund Inc.; and Director,
                                             Trimark Trust

----------
* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960         2003     Director of Cash Management, Managing Director and         N/A"
President and Principal                      Chief Cash Management Officer, A I M Capital
Executive Officer                            Management, Inc.; Director and President, Fund
                                             Management Company; Vice President, A I M Advisors,
                                             Inc.; and President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only)

                                             Formerly: Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.



----------
** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 14, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                    AIM Multi-Sector Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005
                as supplemented January 17, 2006, April 13, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                  AIM Structured Core Fund -- Class A, B, C and R
                AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                AIM EQUITY FUNDS

                         AIM Capital Development Fund --
                          Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                  AIM Constellation Fund -- Class A, B, C and R
                        AIM Diversified Dividend Fund --
                          Class A, B, C, R and Investor
                     AIM Large Cap Basic Value Fund --
                          Class A, B, C, R and Investor
                          AIM Large Cap Growth Fund --
                          Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                 AIM FUNDS GROUP

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 24, 2006
                    as supplemented May 1, 2006, May 8, 2006
                                and July 5, 2006

               AIM European Small Company Fund -- Class A, B and C
                    AIM Global Value Fund -- Class A, B and C
            AIM International Small Company Fund -- Class A, B and C
               AIM Mid Cap Basic Value Fund -- Class A, B, C and R
                   AIM Select Equity Fund -- Class A, B and C
                AIM Small Cap Equity Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                                AIM GROWTH SERIES

                   AIM Basic Value Fund -- Class A, B, C and R
                  AIM Global Equity Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

             AIM Conservative Allocation Fund -- Class A, B, C and R
                AIM Growth Allocation Fund -- Class A, B, C and R
                AIM Income Allocation Fund -- Class A, B, C and R
               AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                               Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                    as supplemented May 8, 2006, July 5, 2006
                               and August 23, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

                AIM Asia Pacific Growth Fund -- Class A, B and C
                           AIM European Growth Fund --
                          Class A, B, C, R and Investor
              AIM Global Aggressive Growth Fund -- Class A, B and C
                   AIM Global Growth Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                      AIM International Core Equity Fund --
                          Class A, B, C, R and Investor
              AIM International Growth Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 1, 2006,
                          May 8, 2006 and July 5, 2006

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund -- Class A, B and C
                AIM Trimark Endeavor Fund -- Class A, B, C and R
                     AIM Trimark Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

             AIM Trimark Small Companies Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                 as supplemented March 24, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                       AIM China Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                         June 27, 2006 and July 5, 2006

                AIM Enhanced Short Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                 as supplemented April 21, 2006 and May 8, 2006

                 AIM International Bond Fund -- Class A, B and C
                       AIM Japan Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                AIM Money Market Fund -- AIM Cash Reserve Shares,
                           Class B, C, R and Investor
              AIM Real Estate Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, April 21, 2006,
                           May 8, 2006 and July 5, 206

                AIM High Yield Fund -- Class A, B, C and Investor
                       AIM Intermediate Government Fund --
                        Class A, B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                AIM Total Return Bond Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                     Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
            April 21, 2006, May 1, 2006, May 8, 2006 and July 5, 2006

              AIM Limited Maturity Treasury Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                         April 21, 2006 and May 8, 2006

                  AIM Short Term Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                             as revised June 9, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
            AIM Financial Services Fund -- Class A, B, C and Investor
                AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Technology Fund -- Class A, B, C and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities I Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                          June 2, 2006 and July 5, 2006
                  AIM Opportunities II Fund -- Class A, B and C
                 AIM Opportunities III Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                  June 2, 2006, June 30, 2006 and July 5, 2006

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectus dated October 25, 2005
                as supplemented December 8, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                    AIM S&P 500 Index Fund -- Investor Class
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented December 8, 2005, January 31, 2006,
                         April 21, 2006 and May 8, 2006

                       AIM SUMMIT FUND -- Class A, B and C

                   Supplement dated September 20, 2006 to the
                      Prospectus dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
p            Premier U.S. Government Money Portfolio -- Investor Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005 as
                   supplemented April 21, 2006 and May 8, 2006


Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.


                                       2